Basis of preparation	12 Months Ended
Dec. 31, 2020
Disclosure of basis of preparation [Abstract]
Basis of preparation
Note 1 - Basis of preparation

The principal accounting policies adopted in the preparation of the consolidated financial statements are set out in note 28. The policies have been consistently applied to all the years presented, unless otherwise stated.

The consolidated financial statements are presented in New Israeli Shekels (NIS), which is also the company functional currency.

The conversion from New Israeli Shekels (NIS) into U.S. dollars was made at the exchange rate as of December 31, 2020, on which USD 1.00 equaled NIS 3.215 The use of USD is solely for the convenience of the reader.

These financial statements have been prepared in accordance with International Financial Reporting Standards and International Accounting Standards as issued by the International Accounting Standards Board (IASB) and Interpretations (collectively IFRSs).

The preparation of financial statements in compliance with adopted IFRS requires the use of certain critical accounting estimates. It also requires Company management to exercise judgment in applying the Company's accounting policies. The areas where significant judgments and estimates have been made in preparing the financial statements and their effect are disclosed in note 2.

Basis of measurement

The consolidated financial statements have been prepared on a historical cost basis, except for the following items (refer to individual accounting policies for details):

- Financial instruments - fair value through profit or loss
- Net defined benefit liability
- Contingent consideration